IDAHO  TAX-EXEMPT  FUND
MAY  31,  1997  REPORT
MORNINGSTAR  MUTUAL  FUNDS  CONTINUES  TO  AWARD ITS TOP "FIVE-STAR" RATING TO
==============================================================================
IDAHO  TAX-EXEMPT FUND AS OF MAY 31, 1997.  THE MORNINGSTAR RATING IS A WIDELY
==============================================================================
RESPECTED  MEASURE  OF  RISK-ADJUSTED  PERFORMANCE.*   THE FUND'S MANAGERS ARE
==============================================================================
PROUD  THIS  ACCOMPLISHMENT  AND  WORK  HARD  TO  CONTINUE  EXCELLENT RESULTS.
==============================================================================

Fellow  Shareowners:


For the twelve month period ending 5/31/97, our Idaho Tax-Exempt Fund provided shareholders with a total return of 6.53%. The current 30-day yield on your Fund is 4.9%, tax-free. This is the equivalent of 8.83% of taxable income to top-bracket Idaho taxpayers.

The last six months have been an unusual experience. Despite the lowest unemployment rates in twenty years and strong economic growth, inflation continues to subside. Last March, the Federal Reserve Bank of New York raised the Federal Funds rate and yet interest rates across the yield curve are now lower. The bond market is gaining confidence in the notion that continuous economic growth does not necessarily lead to rising inflation.

For the next twelve months, we expect the "Goldilocks" economy will continue to be "not too hot and not too cold." Interest rates will remain relatively stable. This means less inherent price risk for bonds and solid reliable returns for bond holders. It is worth remembering that there are times when the return from bonds can exceed the return from the stock market. Should the economy or the stock market falter, the stable prices and income advantage of bonds will look very appealing.

As always, our staff and portfolio managers welcome your comments and suggestions. Only with your help can we be certain that we are meeting your investment needs - our primary objective. We appreciate your investing with us.

     NICHOLAS  KAISER,          PHELPS  MCILVAINE,
     PRESIDENT          VICE    PRESIDENT,  PORTFOLIO  MANAGER
June  19,  1997
__________________
*Morningstar's proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change each month, and are calculated from a fund's 3 and 5-year average annual returns with sales charge adjustments (if any) and a risk factor that reflects performance relative to three month Treasury bill returns. Ten per cent of the funds in a Morningstar investment category receive five stars. From time to time the adviser has waived all or a portion of fees or expenses, resulting in higher returns. Naturally, past performance may not indicate future results.
IDAHO  TAX-EXEMPT  FUND
MAY  31,  1997  SEMI-ANNUAL  REPORT
INVESTMENTS
MAY  31,  1997






RATING*                                    ISSUER                  COUPON/MATURITY     FACE AMOUNT   MARKET VALUE
----------------------------  ---------------------------------  --------------------  ------------  -------------


Airport (2.2%)                                                -
AAA                           Boise City Idaho Airport
-                             Revenue COP                               5.4% 8/1/2011  $    115,000  $     113,792

Electric Power (3.4%)-
AAA                           Idaho Falls
-                             Electric Revenue                     6.75% due 4/1/2019       160,000        170,776

General Obligations (32.9)%
AA                            Ada and Canyon Counties
-                             Joint School Dist #2 Meridian        5.5% due 7/30/2000       150,000        150,301
A-                            Bannock County Jail Bond             6.00% due 9/1/2012       100,000        101,636
AAA                           Boise City ID UTGO ISD              5.50% due 7/30/2011        95,000         95,734
AA-                                                           "   5.50% due 7/30/2016       150,000        146,187
AAA                           Canyon County ISD #132              5.40% due 7/30/2011       100,000         99,910
AAA                           Canyon County ID. SCD #132          5.40% due 7/30/2012       100,000         99,360
A                             Canyon County SD#135 Notus           5.90% due 8/1/2005        50,000         51,012
-                                                             "    6.00% due 8/1/2006        50,000         51,160
-                                                             "    6.00% due 8/1/2007        50,000         51,197
AAA                           Cassia, Twin Falls & Oneida GO         5.375% 8/15/2015        75,000         74,260
AAA                           Gooding County (Wendell)
-                             School Dist. #232                    6.00% due 8/1/2008        55,000         56,528
AAA                           Kootenai County
-                             School District #273                 6.00% due 8/1/2012       100,000        102,783
AAA                           Madison County
-                             School District  #321                5.60% due 2/1/2010       150,000        152,316
AA                            Payette County                      6.50% due 7/31/2008        80,000         84,802
AA                            School District #372                6.75% due 7/31/2009       155,000        165,894
-                                                             "   6.75% due 7/31/2010       100,000        106,505
AAA                           Teton County ID UTGO                5.50% due 8/01/2012        75,000         76,016
                                                                                       ------------  -------------
-                             SUB-TOTAL                                             -     1,635,000      1,665,601

Housing (9.0%)
AA                            Idaho Housing Authority
-                             Single Fam Mortgage, B-1             6.85% due 7/1/2012       110,000        111,691
AA                            Idaho Housing Authority
-                             Refunding Ser A                      6.15% due 7/1/2024       150,000        151,466
AA                            Idaho Housing Authority
-                             Single Fam Mort Mezz-E-1             6.60% due 7/1/2011       110,000        113,413
AA                            Idaho Housing Authority
-                             Single Fam Mort Rev Ser B1          8.125% due 7/1/2019         5,000          5,094
-                                                             "    8.00% due 1/1/2020        25,000         25,566
AA                            Idaho Housing Authority
  Single Fam Mort SR Ser C1                  7.70% due 7/1/2017                50,000        50,540
                                                                 --------------------  ------------
-                             SUB-TOTAL                                             -       450,000        457,770

Irrigation (4.1%)
AA                            Boise Kuna Irr. Dist.                6.00% due 7/1/2008       200,000        208,040

Medical/Hospitals (4.5%)

A                             Idaho Health Facility               6.25% due 12/1/2012       175,000        182,446
AA                            St. Alphonsus Medical Center        6.25% due 12/1/2022        45,000         46,112
                                                                                       ------------  -------------
-                             SUB-TOTAL                                             -       220,000        228,558

Real Estate (6.5%)
A                             Idaho Falls Redevel. Agency Rev.     8.05% due10/1/2006       100,000        111,608
-                                                             "  8.125% due 10/1/2008       100,000        111,930
AAA                           Idaho St Bldg Authority Ser C        5.70% due 9/1/2007       100,000        104,034
                                                                                       ------------  -------------
-                             SUB-TOTAL                                             -       300,000        327,572

May  31,  1997    SEMI-Annual  Report                    IDAHO TAX-EXEMPT FUND
INVESTMENTS,  CONTINUED






RATING*                                   ISSUER                     COUPON/MATURITY    FACE AMOUNT   MARKET VALUE
-----------------------  ----------------------------------------  -------------------  ------------  -------------


Roads (4.1%)
A                        Payette L.I.D.                             7.60% due 5/1/2005        30,000         30,089
A                        Post Falls, Kootenai County               7.00% due 4/15/1998        10,000          9,964
-                        L.I.D. #91-1                              7.20% due 4/15/1999        15,000         14,967
-                                                               "  7.40% due 4/15/2000        15,000         14,961
-                                                               "  7.60% due 4/15/2001        15,000         14,994
-                                                               "  7.75% due 4/15/2002        20,000         19,995
-                                                               "  7.95% due 4/15/2003        20,000         20,024
-                                                               "  7.95% due 4/15/2004        20,000         20,057
-                                                               "  7.95% due 4/15/2005        20,000         20,037
-                                                               "  7.95% due 4/15/2006        20,000         20,035
-                                                               "  7.95% due 4/15/2007        20,000         20,034
                                                                                        ------------  -------------
-                        SUB-TOTAL                                                   -       205,000        205,157

State Education (16.1%)
AAA                      Boise St. Univ.                            6.20% due 4/1/2010       200,000        210,760
AAA                      Fee Revenue                                6.30% due 4/1/2014       100,000        103,780
A-                       Idaho State University
-                        Student Fee Revenue                        6.40% due 4/1/2014       250,000        263,050
AAA                      University of Idaho
-                        Student Fee Revenue                        5.60% due 4/1/2015       185,000        185,286
A-                       University of Idaho
-                        Fee Revenue                                6.85% due 4/1/2016        50,000         53,523
                                                                                        ------------  -------------
-                        SUB-TOTAL                                                   -       785,000        816,399

Sewer (3.5%)
A                        Troy Sewer Revenue                         7.00% due 2/1/1998        10,000         10,032
-                                                               "   7.10% due 2/1/1999        10,000         10,131
-                                                               "   7.20% due 2/1/2000        10,000         10,199
-                                                               "   7.30% due 2/1/2001        10,000         10,330
-                                                               "   7.40% due 2/1/2002        10,000         10,325
-                                                               "   7.50% due 2/1/2003        10,000         10,334
-                                                               "   7.60% due 2/1/2004        10,000         10,311
-                                                               "   7.70% due 2/1/2005        15,000         15,507
-                                                               "   7.80% due 2/1/2006        15,000         15,551
-                                                               "   7.90% due 2/1/2007        15,000         15,565
-                                                               "   8.00% due 2/1/2008        15,000         15,571
-                                                               "   8.00% due 2/1/2009        20,000         20,786
-                                                               "   8.00% due 2/1/2010        20,000         20,801
                                                                                        ------------  -------------
-                        SUB-TOTAL                                                   -       170,000        175,443

Water Supply (11.0%)
A-                       American Falls Res.                        7.25% due 5/1/2004        70,000         74,796
-                        Ref. Series A                             7.625% due 5/1/2021       150,000        161,367
A                        McCall Water Rev., Ser 1994                6.25% due 9/1/2008       200,000        209,032
A                        McCall Water Revenue                      6.375% due 9/1/2014        70,000         73,117
A                        Ucon Water & Sewer Rev. Ref.              7.75% due 12/1/2002        35,000         36,462
                                                                                        ------------  -------------
-                        SUB-TOTAL                                             525,000       554,774
                                                                   -------------------  ------------

-                        Total Investments (97.3%)                 Cost $4,795,970      $  4,765,000  $   4,923,882
                                                                                        ------------
-                        Other Assets (net of liabilities) (2.7%)                    -             -        136,249
                                                                                                      -------------
-                        Total Net Assets (100%)                                     -             -  $   5,060,131
                                                                                                      =============


These  unaudited  bond  ratings  reflect  the  adviser's  current  rating  of  each  bond, as  determined  using  Standard  &  Poor's  and  Moody's  ratings.

IDAHO  TAX-EXEMPT  FUND                    MAY  31,1997  SEMI-ANNUAL  REPORT
FINANCIAL  HIGHLIGHTS



Selected  data  per  share  of  capital  stock  outstanding  througout  the  period.




                                                        Six Months ended    For Year Ended November 30
                                                                           ----------------------------
        May 31, 1997                                          1996                     1995               1994      1993
-----------------------------------------------------  ------------------  ----------------------------  -------  --------


Net asset value at beginning of period                 $            5.25   $                      5.28   $ 4.76   $  5.23
                                                       ------------------  ----------------------------  -------  --------
  Income from Investment Operations
  Net investment income                                             0.13                          0.27     0.26      0.27
  Net gains or losses on securities
    (both realized and unrealized)                                 (0.07)                        (0.03)    0.52     (0.46)
                                                       ------------------  ----------------------------  -------  --------
  Total From Investment Operations                                  0.06                          0.24     0.78     (0.19)
                                                       ------------------  ----------------------------  -------  --------
  Less Distributions
  Dividends (from net investment income)                           (0.13)                        (0.27)   (0.26)    (0.27)
  Distributions (from capital gains)                                0.00                          0.00     0.00     (0.01)
                                                       ------------------  ----------------------------  -------  --------
Total Distributions                                                (0.13)                        (0.27)   (0.26)    (0.28)
                                                       ------------------  ----------------------------  -------  --------

Net asset value at end  of period                      $            5.18   $                      5.25   $ 5.28   $  4.76
                                                       ==================  ============================  =======  ========

Total Return                                                        1.21%                         4.66%   16.68%   (3.76)%

Ratios / Supplemental Data
Net assets ($000), end of period                       $           5,060   $                     5,064   $5,220   $ 6,841
Ratio of expenses to average net assets                             0.40%                         0.79%    0.75%     0.75%
Ratio of net investment income to average net assets                2.54%                         5.10%    5.07%     5.28%
Portfolio turnover rate                                               12%                           10%      28%       36%






        May 31, 1997                                    1992      1991     1990     1989           1988
-----------------------------------------------------  -------  --------  -------  -------        -------


Net asset value at beginning of period                 $ 5.16   $  5.10   $ 5.03   $ 5.07   $ 4.98   $ 5.03
                                                       -------  --------  -------  -------  -------  -------
  Income from Investment Operations
  Net investment income                                  0.25      0.28     0.30     0.33     0.35     0.35
  Net gains or losses on securities
    (both realized and unrealized)                       0.12      0.09     0.07    (0.04)    0.09    (0.05)
                                                       -------  --------  -------  -------  -------  -------
  Total From Investment Operations                       0.37      0.37     0.37     0.29     0.44     0.30
                                                       -------  --------  -------  -------  -------  -------
  Less Distributions
  Dividends (from net investment income)                (0.25)    (0.29)   (0.30)   (0.33)   (0.35)   (0.35)
  Distributions (from capital gains)                    (0.05)   (0.025)    0.00     0.00     0.00     0.00
                                                       -------  --------  -------  -------  -------  -------
Total Distributions                                     (0.30)    (0.31)   (0.30)   (0.33)   (0.35)   (0.35)
                                                       -------  --------  -------  -------  -------  -------

Net asset value at end  of period                      $ 5.23   $  5.16   $ 5.10   $ 5.03   $ 5.07   $ 4.98
                                                       =======  ========  =======  =======  =======  =======

Total Return                                             7.35%     7.49%    7.63%    5.94%    9.17%    6.45%

Ratios / Supplemental Data
Net assets ($000), end of period                       $7,367   $ 5,808   $3,803   $2,540   $  808   $  335
Ratio of expenses to average net assets                  0.75%     0.75%    0.75%    0.97%    0.90%    0.28%
Ratio of net investment income to average net assets     4.79%     5.64%    6.08%    6.74%    6.51%    6.58%
Portfolio turnover rate                                    31%       17%      15%      17%      13%     100%


  FOR  EACH  OF  THE  ABOVE  YEARS,  ALL OR A PORTION OF THE EXPENSES WERE WAIVED. IF THESE COSTS HAD NOT BEEN WAIVED, THE
RESULTING  INCREASE  TO  EXPENSES  PER SHARE IN EACH OF THE ABOVE PERIODS WOULD BE $.01, $.01, $.016, $.007, $.009, $.008,
$.02,  $.02,  $.05, $.10, $.19, AND $.01 RESPECTIVELY.  THE INCREASE TO THE RATIO OF EXPENSES TO AVERAGE DAILY  NET ASSETS
WOULD  BE  .11%,  .27%,  .26%,  .14%,  .18%,  .17%,    .54%,  1.01%,  1.25%,  2.24%,  AND  .11%,  RESPECTIVELY.

MAY  31,1997  SEMI-ANNUAL  REPORT        IDAHO  TAX-EXEMPT  FUND
STATEMENT  OF  ASSETS  AND  LIABILITIES



As  of  May  31,  1997





Assets
  Municipal Bond investments (cost $4,795,970)                 $4,923,882
  Cash                                                             47,906
  Interest receivable                                              88,305
  Insurance deposit                                                   800
                                                               -----------
    Total Assets                                                        -   $5,060,893
                                                                            ----------
Liabilities
  Payable to affiliate                                                762
                                                               -----------
    Total Liabilities                                                   -          762
                                                                            ----------
Net Assets                                                              -   $5,060,131
                                                                            ==========

Fund shares outstanding                                                 -      977,265

Analysis of Net Assets
  Paid in capital (unlimited shares authorized, no par value)   4,973,341
  Undistributed net investment income (loss)                           84
  Accumulated net realized gain (loss) on investments             (55,920)
  Unrealized net appreciation on investments                      142,626
                                                               -----------
  Net Assets applicable to Fund shares outstanding             $5,060,131
                                                               ===========
Net Asset Value per share                                               -   $     5.18
                                                                            ==========



STATEMENT  OF  OPERATIONS


For  six  months  ended  May  31,  1997





Investment income
  Interest income                                         $151,578
  Amortization of bond premiums                             (3,756)
  Accretion                                                    512
                                                          ---------
    Gross investment income                                      -   $148,334
Expenses
  Investment adviser and administration fee                 12,424
  Professional fees                                          6,049
  Printing and postage                                       2,201
  Shareowner servicing                                       2,173
  Filing and registration fees                                 793
  Custodian Fees                                               751
  Other expenses                                               745
                                                          ---------
  Total gross expenses                                      25,136
    Less earnings credits                                     (751)
    Less advisory fee waived                                (4,507)
                                                          ---------
  Net expenses                                                   -     19,878
                                                                     ---------
    Net investment income                                        -    128,456
                                                                     ---------
Net realized gain (loss) on investments
  Proceeds from sales                                      572,456
  Less cost of securities sold based on identified cost    558,868
                                                          ---------
    Realized net gain (loss)                                     -     13,588
                                                          ---------
Unrealized gain (loss) on investments
  End of period                                            142,626
  Beginning of period                                      225,804
                                                          ---------
  Decrease in unrealized gain for the period                     -    (83,178)
                                                          ---------  ---------
    Net realized and unrealized gain on investments              -    (30,935)
                                                          ---------  ---------
Net increase in net assets resulting from operations             -   $ 58,866
                                                                     =========

IDAHO  TAX-EXEMPT  FUND                MAY  31,  1997  SEMI-ANNUAL  REPORT
STATEMENT  OF  CHANGES  IN  NET  ASSETS









INCREASE (DECREASE) IN NET ASSETS                                Six Months ended   Year ended
                                                                 May 31, 1997       Nov 30, 1996
                                                                 -----------------  -------------
Operations:
  Net investment income                                                   128,456        252,695
  Net realized (loss) gain on investments                                  13,588         (5,514)
  Net  increase (decrease) in unrealized appreciation                     (83,178)       (25,421)
                                                                 -----------------  -------------
  Net  increase (decrease) in net assets                                   58,866        221,760
                                                                 -----------------  -------------

Dividends to Shareowners From:
  Net investment income                                                  (128,456)      (252,571)
                                                                 -----------------  -------------
  Capital gains distributions                                                   -              -
                                                                 -----------------  -------------

Fund Share Transactions:
  Proceeds from sales of shares                                           379,893        837,937
  Value of shares issued in reinvestment of dividends                      97,198        191,502
                                                                 -----------------  -------------
                                                                          477,091      1,029,439
  Cost of shares redeemed                                                (411,604)    (1,154,708)
                                                                 -----------------  -------------
  Net increase (decrease) in net assets from share transactions            65,487       (125,269)
                                                                 -----------------  -------------
Total increase (decrease) in net assets                                    (4,103)      (156,080)

Net Assets
  Beginning of period                                                   5,064,234      5,220,314
                                                                 -----------------  -------------
  End of period                                                         5,060,131      5,064,234
                                                                 =================  =============

Shares of the Fund Sold and Redeemed
  Number of shares sold                                                    74,899        162,231
  Number of shares issued in reinvestment of dividends                     18,756         36,855
  Number of shares redeemed                                               (81,033)      (223,206)
                                                                 -----------------  -------------
Net Increase (Decrease) in Number of Shares Outstanding                    12,622        (24,120)
                                                                 =================  =============

NOTES  TO  FINANCIAL  STATEMENTS
Note  1-Organization
Saturna Investment Trust, (formerly Northwest Investors Trust) (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series invest-ment company under the Investment Company Act of 1940, as amended. Four portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other four portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

NOTE  2-SIGNIFICANT  ACCOUNTING  POLICIES
The following is a summary of the sig-nificant accounting policies followed by the Fund.

INVESTMENTS:
Fixed-income securities for which there are no publicly available market quo-tations are valued using matrices based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and ad-justed by the adviser under policies established by the Trustees.

The  cost  of  securities  is  the  same for accounting and Federal income tax
purposes.    Securities  trans-actions  are  recorded on trade date.  Realized gains  and  losses  are  recorded  on  the  identified  cost  basis.

INCOME  AND  EXPENSES:
Interest income is reduced by the amortization of bond premiums, on a con-stant yield-to-maturity basis from pur-chase date to maturity or call, as appropriate.

Interest  income  is  increased  by  accretion  only for bonds underwritten as
original  issue  discounts.   Market dis-counts are recorded as realized gains
upon  disposition.

Expenses  incurred  by  the  Trust  on be-half of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. The Adviser has agreed to certain limits on ex-penses, as described below.

INCOME  TAXES:
The Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and distribute sub-stantially all of its taxable net invest-ment income and realized net gains on in-vest-ments. Therefore, no provision for Federal income taxes is required. Further, the Fund intends to meet IRS requirements for tax-free income divi-dends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREOWNERS:
Dividends and distributions to share-owners are recorded on the ex-dividend date. Div-idends are paid daily and distributed on the last business day of each month. Shareowners electing to reinvest dividends and distributions pur-chase additional shares at the net asset value on the payable date.

NOTE  3-TRANSACTIONS  WITH  AFFILIATED  PERSONS
Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment ad-vi-sory services and certain other adminis-tra-tive and distribution services to conduct the Fund's busi-ness. For such services, the Fund pays an annual fee equal to .50% of av-erage daily net assets. For the six months ended May 31, 1997, the Fund incurred advisory fee expenses of $12,424.

Saturna Capital has volunteered to reimburse the Fund to the extent that total expenses of the Fund, (excluding interest, brokerage commis-sions and taxes) exceeds .80% through March 31, 1997. Accordingly, for the six months ended May 31, 1997, Saturna Capital waived $4,507 of the advisory fee.

In accordance with the Fund's agreement with its custodian, National City Bank of Indiana, for the six months ended May 31, 1997, custodian fees incurred by
the  Fund,    amounted  to  $751.

One  trustee  is  also  a director and officer of Saturna Capital Corporation.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a sub-si-diary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as dis-tributor
without  compensation.    Saturna  Capital  Corporation  acts  as  shareowner
servicing (transfer) agent for the Fund, for a monthly fee plus certain expenses. For the six months ended May 31, 1997, the Fund paid such a fee of $2,173.

The unaffiliated trustees receive a fee of $100 per meeting attended each, and in the period ending May 31, 1997, such fees totalled $600.

Note  4-Investments
At May 31, 1997, the net unreal-ized appreciation of investments for the Fund of $142,626 com-prised gross unrealized gains of $151,450 and gross unrealized
losses  of    ($8,824).

During the six months ended May 31, 1997, the Fund pur-chased $687,720 of securities and sold/matured $572,456 of securities.

IDAHO  TAX-EXEMPT  FUND
A  PORTFOLIO  OF  SATURNA  INVESTMENT  TRUST
(GRAPHIC  OMITTED)
SATURNA
CAPITAL
(GRAPHIC  OMITTED)
MUTUAL  FUNDS
1-800-/SATURNA
(800/728-8762)
(idaho@saturna.com)
SEMI-ANNUAL  REPORT
MAY  31,  1997

This report is issued for the information of the shareowners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.